Risk and Capital Management	12 Months Ended
Dec. 31, 2022
Risk And Capital Management
Risk and Capital Management

Note 32 - Risk and Capital Management

a) Corporate Governance

ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management that are the basis for its strategic decisions to ensure business sustainability and maximize shareholder value creation.

These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.

The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.

Additionally, ITAÚ UNIBANCO HOLDING has collegiate bodies with capital and risk management responsibilities delegated to them, under the responsibility of CRO (Chief Risk Officer). To support this structure, the Risk Department has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with the defined policies and procedures.

ITAÚ UNIBANCO HOLDING's management model is made up of:

•	1st line of defense: business areas, which have primary responsibility for managing the risk they originate.
•	2nd line of defense: risk area, which ensures that risks are managed and are supported by risk management principles (risk appetite, policies, procedures and dissemination of the risk culture in the business).
•	3rd line of defense: internal audit, which is linked to the Board of Directors and makes an independent assessment of the activities developed by the other areas.

b) Risk Management

Risk Appetite

The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:

“We are a universal bank, operating mainly in Latin America. Supported by our risk culture, we insist on with strict ethical standards and regulatory compliance, seeking high and increasing returns, with low volatility, through lasting relationships with our customers, accurate risk pricing, widespread funding and proper use of capital.”

Based on this statement, six dimensions have been defined, each dimension consists of a set of metrics associated with the main risks involved, combining supplementary measurement methods, to give a comprehensive vision of our exposure.

The Board of Directors is responsible for approving guidelines and limits for risk appetite, with the support of CGRC and the CRO.

The limits for risk appetite are monitored regularly and reported to risk committees and to the Board of Directors, which will oversee the preventive measures to be taken to ensure that exposure is aligned with the strategies of ITAÚ UNIBANCO HOLDING.

Foremost among processes for proper risk and capital management are the Risk Appetite Statement (RAS) and the implementation of a continuous, integrated risk management structure, the stress test program, the establishment of a Risk Committee, and the nomination at BACEN of a Chief Risk Officer (CRO), with roles and responsibilities assigned, and requirements for independence.

The six dimensions of risk appetite are:

•	Capitalization: establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored by tracking ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution's debt issues.
•	Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long periods of stress. It is monitored by tracking liquidity indicators.
•	Composition of results: defines that business will be focused primarily on Latin America, where ITAÚ UNIBANCO HOLDING has a diversified base of customers and products, with low appetite for income volatility or for high risk. This dimension comprises aspects related to business, profitability, market risk and credit risk. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics are intended to ensure well-adjusted portfolios, low income volatility and business sustainability.
•	Operational risk: focuses on the control of operating risk events that may adversely impact business and operating strategy, and involves monitoring the main operational risk events and losses incurred.
•	Reputation: addresses risks that may impact the institution’s brand value and reputation with customers, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried in addition to monitoring the institution’s conduct.
•	Clients: addresses risks that could compromise client’s satisfaction and experience, being monitored by follow-up of customer’s satisfaction and dissatisfaction, media exposure, direct impacts on clients (technology) and suitability indicators.

Risk appetite, risk management and guidelines for employees of ITAÚ UNIBANCO HOLDING for routine decision-making purposes are based on:

•	Sustainability and customer satisfaction: ITAÚ UNIBANCO HOLDING's vision is to be the leading bank in sustainable performance and customer satisfaction and, accordingly, it is committed to creating shared value for staff, customers, stockholders and society, ensuring the continuity of the business. ITAÚ UNIBANCO HOLDING is committed to doing business that is good both for the customer and the institution itself.
•	Risk culture: ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, reinforcing the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business.
•	Risk pricing: ITAÚ UNIBANCO HOLDING ’s operates and assumes risks in businesses that it knows and understands, avoids the ones that are unknown or that do not provide competitive advantages, and carefully assesses risk-return ratios.
•	Diversification: ITAÚ UNIBANCO HOLDING has little appetite for volatility in earnings, and it therefore operates with a diverse base of customers, products and business, seeking to diversify risks and giving priority to lower risk business.
•	Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure enabling us to offer top quality services.
•	Ethics and respect for regulations: for ITAÚ UNIBANCO HOLDING, ethics is non-negotiable, and it therefore promotes an institutional environment of integrity, encouraging staff to cultivate ethics in relationships and business and to respect the rules, thus caring for the institution’s reputation.

ITAÚ UNIBANCO HOLDING has various ways of disseminating risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone for managing risk.

These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.

I - Credit risk

The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, among others, and also take into account external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

For personal customers and small and middle-market companies, credit rating is based on statistical application models (at the early stages of the relationship with a customer) and behavior score (used for customers with which ITAÚ UNIBANCO HOLDING already has a relationship).

For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate, in accordance with the guidelines of the Sustainability and Social and Environmental Responsibility Policy (PRSA) and specific manuals and procedures of ITAÚ UNIBANCO HOLDING. Credit proposals are analyzed on a case by case basis, through an approval-level mechanism.

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.

I.I - Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.

For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

I.II - Policy for Provisioning and Economic Scenarios

Both the credit risk and the finance areas are responsible for defining the methods used to measure expected loan losses and for periodically assessing changes in the provision amounts.

These areas monitor the trends observed in provisions for expected credit losses by segment, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).

Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each segment, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.

Provisions for expected losses take into account the expected risk linked to contracts with similar characteristics and in anticipation of signs of deterioration, over a loss horizon suitable for the remaining period of the contract to maturity. For contracts of products with no determined termination date, average results of deterioration and default are used to determine the loss horizon.

Additionally, information on economic scenarios and public data with internal projections are used to determine and adjust the expected credit loss in line with expected macroeconomic realities.

Sensitivity analysis

ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected loss models use three different scenarios: Optimistic, Base and Pessimistic. In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 15%, 50% and 35%, respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions.

The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2022					12/31/2021
Financial Assets (1)	Expected Loss (2)	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss (2)	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,256,751	(54,476)	(530)	198	530	1,078,891	(46,348)	(340)	163	1,788
1) Composed of Loan operations, lease operations and securities.
2) Comprises expected credit loss for Financial Guarantees R$ (810) (R$ (767) at 12/31/2021) and Loan Commitments R$ (2,874) (R$ (4,433) at 12/31/2021).

I.III - Classification of Stages of Credit Impairment

ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit status of portfolio agreements.

Rules for changing stages take into account:

•	Stage 1 to stage 2: delay or evaluation of probability of default (PD) triggers.

For Retail market portfolios, ITAÚ UNIBANCO HOLDING classifies loan agreements which are over 30 days overdue in stage 2, except payroll loans for government agency, for which the figure is 45 days, due to the dynamics of payment for transfer of the product. For agreements with delay less than 30 days, the migration to stage 2 occurs if the financial asset exceeds the allowance for loan losses established by the risk appetite approved by ITAÚ UNIBANCO HOLDING’s Management for each portfolio, whereas the others remain in stage 1.

For the Wholesale business portfolio, information on arrears is taken into account when assessing the counterparty rating.

•	Stage 3: default parameters are used to identify stage 3: 90 days without payment noted, except for the mortgage loan portfolio, which are considered 180 days; debt restructuring; filing for bankruptcy; loss; and court-supervised recovery. The financial asset, at any stage, can migrate to stage 3 when showing default parameters.

Information on days of delay, used on an absolute basis, is one important factor for the classification of stages, and after a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2d IV.

I.IV - Maximum Exposure of Financial Assets to Credit Risk

	12/31/2022			12/31/2021
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,545,701	511,277	2,056,978	1,319,532	485,649	1,805,181
At Amortized Cost	1,120,797	350,447	1,471,244	914,776	350,614	1,265,390
Interbank deposits	18,955	40,637	59,592	17,795	52,147	69,942
Securities purchased under agreements to resell	218,339	3,440	221,779	159,974	9,744	169,718
Securities	191,947	27,368	219,315	125,875	21,871	147,746
Loan and lease operations	636,836	272,586	909,422	562,646	259,944	822,590
Other financial assets	97,995	13,828	111,823	81,398	15,075	96,473
(-) Provision for Expected Loss	(43,275)	(7,412)	(50,687)	(32,912)	(8,167)	(41,079)
At Fair Value Through Other Comprehensive Income	48,438	72,614	121,052	44,648	60,974	105,622
Securities	48,438	72,614	121,052	44,648	60,974	105,622
At Fair Value Through Profit or Loss	376,466	88,216	464,682	360,108	74,061	434,169
Securities	364,039	21,060	385,099	343,339	21,628	364,967
Derivatives	11,052	67,156	78,208	16,612	52,433	69,045
Other financial assets	1,375	-	1,375	157	-	157
Financial liabilities - provision for expected loss	3,040	644	3,684	4,543	657	5,200
Loan Commitments	2,622	252	2,874	4,115	318	4,433
Financial Guarantees	418	392	810	428	339	767
Off balance sheet	472,372	72,005	544,377	446,267	73,431	519,698
Financial Guarantees	71,524	20,255	91,779	62,548	20,362	82,910
Letters of credit to be released	47,354	-	47,354	45,773	-	45,773
Loan commitments	353,494	51,750	405,244	337,946	53,069	391,015
Mortgage loans	15,423	-	15,423	10,709	-	10,709
Overdraft accounts	157,408	-	157,408	147,878	-	147,878
Credit cards	177,658	3,754	181,412	176,384	3,840	180,224
Other pre-approved limits	3,005	47,996	51,001	2,975	49,229	52,204
Total	2,015,033	582,638	2,597,671	1,761,256	558,423	2,319,679

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.
The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.
As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.

I.IV.I - By business sector
Loans and Financial Lease Operations

	12/31/2022%		12/31/2021%
Industry and commerce	197,351	21.7%	190,491	23.1%
Services	177,180	19.5%	173,332	21.1%
Other sectors	37,072	4.1%	37,652	4.6%
Individuals	497,819	54.7%	421,115	51.2%
Total	909,422	100.0%	822,590	100.0%

Other financial assets (1)

	12/31/2022%		12/31/2021%
Public sector	691,964	63.8%	580,619	62.2%
Services	167,176	15.4%	150,831	16.2%
Other sectors	119,436	11.0%	83,521	9.0%
Financial	106,469	9.8%	117,869	12.6%
Total	1,085,045	100.0%	932,840	100.0%
1) Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.
The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

I.IV.II - By type and classification of credit risk
Loan and lease operations
	12/31/2022
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	305,210	233,996	511	539,717	59,639	8,538	1	68,178	35,254	226	-	35,480	400,103	242,760	512	643,375
Corporate	133,205	29,853	60,209	223,267	901	32	444	1,377	5,162	11	2,551	7,724	139,268	29,896	63,204	232,368
Micro/Small and medium companies	142,621	84,619	9,520	236,760	12,299	1,494	115	13,908	9,976	265	123	10,364	164,896	86,378	9,758	261,032
Foreign loans - Latin America	182,516	44,542	16,912	243,970	13,863	1,544	1,279	16,686	8,776	124	114	9,014	205,155	46,210	18,305	269,670
Total	763,552	393,010	87,152	1,243,714	86,702	11,608	1,839	100,149	59,168	626	2,788	62,582	909,422	405,244	91,779	1,406,445
%	61.4%	31.6%	7.0%	100.0%	86.6%	11.6%	1.8%	100.0%	94.5%	1.0%	4.5%	100.0%	64.7%	28.8%	6.5%	100.0%

	12/31/2021
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	270,371	220,961	944	492,276	38,168	20,723	-	58,891	23,997	686	-	24,683	332,536	242,370	944	575,850
Corporate	128,519	23,882	52,429	204,830	1,600	200	535	2,335	4,915	23	2,478	7,416	135,034	24,105	55,442	214,581
Micro/Small and medium companies	124,555	71,158	7,605	203,318	16,749	4,823	130	21,702	8,666	222	141	9,029	149,970	76,203	7,876	234,049
Foreign loans - Latin America	178,719	46,629	17,776	243,124	13,389	1,621	713	15,723	12,942	87	159	13,188	205,050	48,337	18,648	272,035
Total	702,164	362,630	78,754	1,143,548	69,906	27,367	1,378	98,651	50,520	1,018	2,778	54,316	822,590	391,015	82,910	1,296,515
%	61.4%	31.7%	6.9%	100.0%	70.9%	27.7%	1.4%	100.0%	93.0%	1.9%	5.1%	100.0%	63.4%	30.2%	6.4%	100.0%

Internal rating	12/31/2022				12/31/2021
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	705,625	62,501	-	768,126	662,839	42,028	-	704,867
Medium	57,508	14,095	-	71,603	38,980	19,239	-	58,219
High	419	10,106	-	10,525	345	8,639	-	8,984
Credit-Impaired	-	-	59,168	59,168	-	-	50,520	50,520
Total	763,552	86,702	59,168	909,422	702,164	69,906	50,520	822,590
%	84.0%	9.5%	6.5%	100.0%	85.4%	8.5%	6.1%	100.0%

Other financial assets
	12/31/2022
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	32,491	27,660	27,140	5,259	5,259	92	92
Government securities	479,834	483,476	479,834	-	-	-	-
Brazilian government	394,675	397,793	394,675	-	-	-	-
Other Public	-	36	-	-	-	-	-
Abroad	85,159	85,647	85,159	-	-	-	-
Argentina	3,453	3,460	3,453	-	-	-	-
United States	9,665	9,716	9,665	-	-	-	-
Israel	860	852	860	-	-	-	-
Mexico	14,010	14,021	14,010	-	-	-	-
Spain	9,922	9,924	9,922	-	-	-	-
Korea	10,363	10,365	10,363	-	-	-	-
Chile	24,681	24,811	24,681	-	-	-	-
Paraguay	3,463	3,461	3,463	-	-	-	-
Uruguay	1,182	1,185	1,182	-	-	-	-
Colombia	3,151	3,430	3,151	-	-	-	-
Peru	6	7	6	-	-	-	-
Switzerland	4,403	4,415	4,403	-	-	-	-
Corporate securities	211,103	216,005	208,241	3,559	2,512	2,297	350
Rural product note	28,896	28,670	28,618	287	262	29	16
Real estate receivables certificates	7,214	7,318	7,214	-	-	-	-
Bank deposit certificate	1,172	1,172	1,172	-	-	-	-
Debentures	110,075	110,732	108,140	2,470	1,610	2,037	325
Eurobonds and other	8,770	9,035	8,770	-	-	-	-
Financial bills	19,504	19,535	19,504	-	-	-	-
Promissory and commercial notes	11,250	11,251	11,250	-	-	-	-
Other	24,222	28,292	23,573	802	640	231	9
Total	723,428	727,141	715,215	8,818	7,771	2,389	442

	12/31/2021
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	20,139	4,906	4,914	15,224	15,225	-	-
Government securities	423,085	426,959	423,085	-	-	-	-
Brazilian government	362,449	365,947	362,449	-	-	-	-
Other Public	-	36	-	-	-	-	-
Abroad	60,636	60,976	60,636	-	-	-	-
Argentina	1,335	1,310	1,335	-	-	-	-
United States	7,189	7,226	7,189	-	-	-	-
Mexico	12,413	12,424	12,413	-	-	-	-
Spain	6,131	6,132	6,131	-	-	-	-
Korea	5,604	5,604	5,604	-	-	-	-
Chile	21,399	21,552	21,399	-	-	-	-
Paraguay	1,469	1,526	1,469	-	-	-	-
Uruguay	1,258	1,256	1,258	-	-	-	-
Colombia	3,830	3,938	3,830	-	-	-	-
Peru	8	8	8	-	-	-	-
Corporate securities	173,163	169,489	167,457	3,391	2,789	4,993	2,917
Rural product note	12,744	12,474	12,597	146	121	38	26
Real estate receivables certificates	4,999	5,063	4,999	-	-	-	-
Bank deposit certificate	390	392	390	-	-	-	-
Debentures	103,659	99,438	98,867	2,383	1,923	4,704	2,869
Eurobonds and other	10,206	10,236	10,194	12	12	-	-
Financial bills	10,168	10,185	10,168	-	-	-	-
Promissory and commercial notes	8,901	8,874	8,901	-	-	-	-
Other	22,096	22,827	21,341	850	733	251	22
Total	616,387	601,354	595,456	18,615	18,014	4,993	2,917

Other Financial Assets - Internal Classification by Level of Risk

12/31/2022
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	281,371	214,894	461,153	120,977	1,078,395
Medium	-	3,816	2,104	75	5,995
High	-	605	50	-	655
Total	281,371	219,315	463,307	121,052	1,085,045
%	25.9%	20.2%	42.7%	11.2%	100.0%
1) Includes Derivatives in the amount of R$ 78,208.

12/31/2021
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	245,442	142,416	430,729	105,622	924,209
Medium	-	4,399	3,219	-	7,618
High	18	931	64	-	1,013
Total	245,460	147,746	434,012	105,622	932,840
%	26.4%	15.8%	46.5%	11.3%	100.0%
1) Includes Derivatives in the amount of R$ 69,045.

I.IV.III - Collateral for loan and lease operations

	12/31/2022				12/31/2021
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	141,896	336,597	3,085	2,861	113,194	282,131	1,014	907
Personal (1)	2,971	11,106	1,469	1,394	2,436	8,338	639	583
Vehicles (2)	29,613	70,901	1,610	1,463	26,941	68,275	368	318
Mortgage loans (3)	109,312	254,590	6	4	83,817	205,518	7	6
Micro, small and medium companies and corporates (4)	173,007	614,178	41,395	36,233	170,334	634,871	32,436	26,933
Foreign loans - Latin America (4)	175,517	319,085	11,817	4,441	168,968	330,020	9,782	4,152
Total	490,420	1,269,860	56,297	43,535	452,496	1,247,022	43,232	31,992
1) In general requires financial collaterals.
2) Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3) Properties themselves are pledged as collateral.
4) Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Of total loan and lease operations, R$ 362,705 (R$ 326,862 at 12/31/2021) represented unsecured loans.

I.IV.IV - Repossessed assets

Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.

Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.

The policy for sales of these assets includes periodic auctions that are announced to the market in advance, and provides that the assets cannot be held for more than one year, as stipulated by BACEN.

Total assets repossessed in the period were R$ 336 (R$ 258 from 01/01 to 12/31/2021), mainly composed of real estate.

II - Market risk

The possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.

Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.

The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution 4,557, of February 23, 2017, and BCB Resolution No. 111, of July 6, 2021 and later changes. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.

Market risk management is based on the following metrics:

•	Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level.
•	Losses in stress scenarios (Stress Test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios).
•	Stop loss: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level.
•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market).
•	Stressed VaR: statistical metric derived from the VaR calculation, with the purpose is of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

•	ΔEVE (Delta Economic Value of Equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates.
•	ΔNII (Delta Net Interest Income): difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates.
•	Sensitivity (DV01- Delta Variation): impact on the fair value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates.
•	Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.

The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAÚ UNIBANCO HOLDING’s appetite for risk.

The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them timely to the Treasury desks and other structures foreseen in the governance.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.

II.I - VaR - Consolidated ITAÚ UNIBANCO HOLDING

Is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.

From 01/01 to 12/31/2022, the average total VaR in Historical Simulation was R$ 678 or 0.4% of total stockholders’ equity (R$ 441 from 01/01 to 12/31/2021 or 0.3% of total stockholders’ equity).

	VaR Total (Historical Simulation) (in millions of reais) (1)
	12/31/2022				12/31/2021
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total

VaR by Risk Factor Group
Interest rates	1,102	885	1,751	1,160	937	425	1,411	1,257
Currencies	26	9	55	26	18	10	37	13
Shares	27	18	65	65	42	17	98	24
Commodities	4	2	10	10	4	1	8	4
Effect of diversification	-	-	-	(527)	-	-	-	(602)
Total risk	678	494	1,172	734	441	198	707	696
1) VaR by Risk Factor Group considers information from foreign units.

II.I.I - Interest rate risk

The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks, it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2022						12/31/2021
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	604,311	374,530	208,849	633,741	274,964	2,096,395	457,279	294,051	193,279	642,495	253,300	1,840,404
At amortized cost	464,682	314,721	167,134	392,172	171,952	1,510,661	395,256	258,580	152,270	345,538	148,969	1,300,613
Compulsory deposits in the Central Bank of Brazil	102,600	-	-	-	-	102,600	92,580	-	-	-	-	92,580
Interbank deposits	40,782	8,207	7,683	2,800	114	59,586	51,138	7,050	5,861	5,669	216	69,934
Securities purchased under agreements to resell	177,458	44,221	47	-	50	221,776	142,405	26,532	-	403	371	169,711
Securities	15,933	19,075	26,632	107,906	47,731	217,277	4,427	12,884	27,858	69,965	30,664	145,798
Loan and lease operations	127,909	243,218	132,772	281,466	124,057	909,422	104,706	212,114	118,551	269,501	117,718	822,590
At fair value through other comprehensive income	35,573	13,223	6,609	47,249	18,398	121,052	10,420	9,286	6,722	63,256	15,938	105,622
At fair value through profit and loss	104,056	46,586	35,106	194,320	84,614	464,682	51,603	26,185	34,287	233,701	88,393	434,169
Securities	81,484	39,344	26,454	169,113	68,704	385,099	36,111	13,872	28,532	212,911	73,541	364,967
Derivatives	22,572	7,215	8,362	24,834	15,225	78,208	15,492	12,292	5,632	20,777	14,852	69,045
Other Financial Assets	-	27	290	373	685	1,375	-	21	123	13	-	157
Financial liabilities	651,532	177,388	142,668	585,754	112,329	1,669,671	660,751	127,205	107,515	361,399	228,857	1,485,727
At amortized cost	643,530	160,422	125,266	563,338	99,607	1,592,163	653,598	110,994	99,753	340,944	216,959	1,422,248
Deposits	360,548	75,395	62,860	360,225	12,410	871,438	402,930	52,259	38,563	220,822	135,798	850,372
Securities sold under repurchase agreements	264,284	5,698	816	16,223	6,419	293,440	239,843	2,627	725	5,659	3,994	252,848
Interbank market funds	12,918	67,034	57,476	148,390	8,769	294,587	9,976	46,610	41,520	69,043	9,996	177,145
Institutional market funds	5,379	11,800	3,552	36,642	72,009	129,382	439	9,045	18,422	43,559	67,171	138,636
Premium bonds plans	401	495	562	1,858	-	3,316	410	453	523	1,861	-	3,247
At fair value through profit and loss	8,002	16,966	17,402	22,416	12,722	77,508	7,153	16,211	7,762	20,455	11,898	63,479
Derivatives	8,002	16,950	17,164	22,278	12,467	76,861	7,153	16,174	7,625	20,404	11,848	63,204
Structured notes	-	1	1	18	44	64	-	-	16	48	50	114
Other Financial Liabilities	-	15	237	120	211	583	-	37	121	3	-	161
Difference assets / liabilities (1)	(47,221)	197,142	66,181	47,987	162,635	426,724	(203,472)	166,846	85,764	281,096	24,443	354,677
Cumulative difference	(47,221)	149,921	216,102	264,089	426,724		(203,472)	(36,626)	49,138	330,234	354,677
Ratio of cumulative difference to total interest-bearing assets	(2.3)%	7.2%	10.3%	12.6%	20.4%		(11.1)%	(2.0)%	2.7%	17.9%	19.3%

1) The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

II.I.II - Currency risk

The purpose of ITAÚ UNIBANCO HOLDING's management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high-volatility periods.

The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item II.I – VaR Consolidated – ITAÚ UNIBANCO HOLDING.

II.I.III - Share Price Risk

The exposure to share price risk is disclosed in Note 5, related to Financial Assets Through Profit or Loss - Securities, and Note 8, related to Financial Assets at Fair Value Through Other Comprehensive Income - Securities.

III - Liquidity risk

Defined as the possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.

Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.

Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.

Additionally the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

•	Different scenarios projected for changes in liquidity.
•	Contingency plans for crisis situations.
•	Reports and charts that describe the risk positions.
•	Assessment of funding costs and alternative sources of funding.
•	Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.

III.I - Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 31.5% or R$ 373.0 billion, is immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2022			12/31/2021
	0-30 days	Total	%	0-30 days	Total	%
Deposits	360,548	871,438		402,930	850,372
Demand deposits	117,587	117,587	9.9%	158,116	158,116	14.8%
Savings deposits	179,764	179,764	15.2%	190,601	190,601	17.9%
Time deposits	57,365	564,215	47.7%	52,563	497,051	46.5%
Other	5,832	9,872	0.8%	1,650	4,604	0.4%
Funds from acceptances and issuance of securities (1)	12,436	256,495	21.8%	2,310	143,138	13.4%
Funds from own issue (2)	-	8	-	-	21	-
Subordinated debt	-	54,540	4.6%	-	75,036	7.0%
Total	372,984	1,182,481	100.0%	405,240	1,068,567	100.0%
1) Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.
2) Refers to deposits received under securities repurchase agreements with securities from own issue.

III.II - Control over liquidity

ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, assuming the continuity of business in normal conditions.

During the period of 2022, ITAÚ UNIBANCO HOLDING maintained sufficient levels of liquidity in Brazil and abroad. Liquid assets totaled R$ 259.0 billion and accounted for 69.4% of the short term redeemable obligations, 21.9% of total funding, and 16.2% of total assets.

The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2022	12/31/2021
	%	%
Net assets / customers funds within 30 days (1,2)	69.4%	56.5%
Net assets / total customers funds (1,3)	21.9%	21.4%
Net assets / total financial assets (1,4)	16.2%	16.2%

1) Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities - available. Detailed in the table Non discounted future flows – Financial assets.
2) Funding from customers table (Total funding from customers 0-30 days).
3) Funding from customers table (Total funding from customers).
4) Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,595,176 (R$ 1,411,089 at 12/31/2021).

Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2022					12/31/2021
Financial assets (1)	0 - 30	31 - 365	366 - 720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Cash	35,381	-	-	-	35,381	44,512	-	-	-	44,512

Interbank investments	225,253	57,085	1,797	1,493	285,628	195,260	32,238	4,535	1,670	233,703
Securities purchased under agreements to resell – Collateral held (2)	46,146	9,912	-	116	56,174	32,435	-	-	-	32,435
Securities purchased under agreements to resell – Collateral repledge	138,381	30,926	-	-	169,307	105,875	19,355	-	-	125,230
Interbank deposits (4)	40,726	16,247	1,797	1,377	60,147	56,950	12,883	4,535	1,670	76,038

Securities	214,486	55,033	28,743	230,772	529,034	158,915	30,191	45,156	223,244	457,506
Government securities - available	188,251	-	2	-	188,253	145,989	453	483	6,737	153,662
Government securities – under repurchase commitments	6,196	27,370	12,194	37,632	83,392	1,337	13,446	27,132	35,575	77,490
Private securities - available	19,995	24,066	11,986	128,862	184,909	11,247	13,349	12,062	133,385	170,043
Private securities – under repurchase commitments	44	3,597	4,561	64,278	72,480	342	2,943	5,479	47,547	56,311

Derivative financial instruments - Net position	22,572	15,577	10,093	29,966	78,208	15,492	17,924	8,826	26,803	69,045
Swaps	4,866	5,499	8,261	28,276	46,902	1,820	3,803	7,341	25,050	38,014
Options	15,610	6,649	802	610	23,671	10,599	9,216	683	754	21,252
Forwards	460	135	-	6	601	1,595	1,513	3	-	3,111
Other derivatives	1,636	3,294	1,030	1,074	7,034	1,478	3,392	799	999	6,668

Loan and lease operations (3)	93,627	314,332	154,386	334,402	896,747	77,663	282,913	135,840	315,004	811,420

Other financial assets	3	314	91	967	1,375	-	144	5	8	157

Total financial assets	591,322	442,341	195,110	597,600	1,826,373	491,842	363,410	194,362	566,729	1,616,343
1) The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 115,748 (R$ 110,392 at 12/31/2021), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.
2) Net of R$ 14,576 (R$ 9,266 at 12/31/2021) which securities are linked to guarantee transactions  at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
3) Net of payment to merchants of R$ 109,981 (R$ 92,011 at 12/31/2021) and the amount of liabilities from transactions related to credit assignments R$ 772 (R$ 1,004 at 12/31/2021).
4) Includes R$ 28,108 (R$ 40,221 at 12/31/2021) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2022					12/31/2021
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	370,101	138,908	66,162	405,977	981,148	397,416	96,669	95,397	350,792	940,274
Demand deposits	117,587	-	-	-	117,587	158,116	-	-	-	158,116
Savings deposits	179,764	-	-	-	179,764	190,601	-	-	-	190,601
Time deposit	66,750	134,941	66,161	405,977	673,829	46,938	94,040	95,149	350,791	586,918
Interbank deposits	1,022	3,967	1	-	4,990	933	2,629	248	1	3,811
Other deposits	4,978	-	-	-	4,978	828	-	-	-	828

Compulsory deposits	(49,497)	(17,084)	(8,119)	(41,048)	(115,748)	(49,924)	(12,461)	(11,797)	(36,210)	(110,392)
Demand deposits	(13,148)	-	-	-	(13,148)	(17,812)	-	-	-	(17,812)
Savings deposits	(27,923)	-	-	-	(27,923)	(25,807)	-	-	-	(25,807)
Time deposit	(8,426)	(17,084)	(8,119)	(41,048)	(74,677)	(6,305)	(12,461)	(11,797)	(36,210)	(66,773)

Securities sold under repurchase agreements (1)	297,853	1,900	6,597	15,387	321,737	265,184	5,615	7,020	5,943	283,762
Government securities	229,077	1,899	6,597	15,375	252,948	191,281	1,261	3,885	5,687	202,114
Private securities	23,709	1	-	12	23,722	26,141	3,621	2,775	18	32,555
Foreign	45,067	-	-	-	45,067	47,762	733	360	238	49,093

Funds from acceptances and issuance of securities (2)	10,532	52,792	61,847	152,502	277,673	2,986	35,346	30,927	83,967	153,226

Loans and onlending obligations (3)	35,747	70,549	10,734	11,284	128,314	9,875	71,278	9,491	12,868	103,512

Subordinated debt (4)	492	22,085	7,803	43,189	73,569	55	27,857	16,282	48,969	93,163

Derivative financial instruments - Net position	8,002	34,114	9,056	25,689	76,861	7,153	23,799	8,596	23,656	63,204
Swaps	2,835	5,114	7,344	23,775	39,068	1,562	3,970	6,944	22,170	34,646
Option	3,221	25,087	901	673	29,882	4,086	16,896	786	779	22,547
Forward	55	10	-	-	65	762	-	-	-	762
Other derivatives	1,891	3,903	811	1,241	7,846	743	2,933	866	707	5,249

Other financial liabilities	-	252	34	297	583	-	158	-	3	161

Total financial liabilities	675,359	302,967	153,854	611,957	1,744,137	632,745	248,261	155,916	489,988	1,526,910
1) Includes own and third parties’ portfolios.
2) Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.
3) Recorded in funds from interbank markets.
4) Recorded in funds from institutional markets.

Off balance commitments		12/31/2022					12/31/2021
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees		2,987	31,548	12,731	44,513	91,779	3,742	28,530	11,046	39,592	82,910
Commitments to be released		161,822	50,552	20,386	172,484	405,244	151,235	35,605	18,541	185,634	391,015
Letters of credit to be released		47,354	-	-	-	47,354	45,773	-	-	-	45,773
Contractual commitments - Fixed and Intangible assets	13 and 14	-	-	-	3	3	-	3	-	-	3
Total		212,163	82,100	33,117	217,000	544,380	200,750	64,138	29,587	225,226	519,701

IV - Emerging Risks

They are those with a potentially material impact on the business in the medium and long terms, but for which there are not enough elements yet for their complete assessment and mitigation due to the number of factors and impacts not yet totally known, such as technological alternatives in replacement of traditional banking services and the demographic transition of clients in contrast to technological innovations. Their causes can be originated by external events and result in the emergence of new risks or in the intensification of risks already monitored by ITAÚ UNIBANCO HOLDING.

The identification and monitoring of Emerging Risks are ensured by ITAÚ UNIBANCO HOLDING’s governance, allowing these risks to be incorporated into risk management processes too.

V - Social, Environmental and Climate Risks

Social, environmental and climate risks are the possibility of losses due to exposure to social, environmental and/or climatic events related to the activities developed by ITAÚ UNIBANCO HOLDING.

Social, environmental and climate factors are considered relevant to the business of ITAÚ UNIBANCO HOLDING, since they may affect the creation of shared value in the short, medium and long term.

The Policy of Social, Environmental and Climatic Risks (Risks SAC Policy) establishes the guidelines and underlying principles for social, environmental and climatic risk management, addressing the most significant risks for the institution’s operation through specific procedures.

Actions to mitigate the Social, Environmental and Climatic Risks are taken based on the mapping of processes, risks and controls, monitoring of new standards related to the theme and recording of occurrence in internal systems. In addition to the identification, the phases of prioritization, response to risk, mitigation, monitoring and reporting of assessed risks supplement the management of these risks at ITAÚ UNIBANCO HOLDING.

In the management of Social, Environmental and Climatic Risks, business areas manage the risk in its daily activities, following the Risks SAC Policy guidelines and specific processes, with the support of specialized assessment from dedicated technical teams located in Corporate Compliance, Credit Risk and Modeling, and Institutional Legal teams, that act in an integrated way in the management of all dimensions of the Social, Environmental and Climatic Risks related to the conglomerate’s activities. As an example of specific guidelines for the management of these risks, ITAÚ UNIBANCO HOLDING has specific governance for granting and renewing credit in senior approval levels for clients in certain economic sectors, classified as Sensitive Sectors (Mining, Steel & Metallurgy, Oil & Gas, Textiles & Clothing, Paper & Pulp, Chemicals & Petrochemicals, Meatpacking, Crop Protection and Fertilizers, Wood, Energy, Rural Producers and Real Estate), for which there is an individualized analysis of Social, Environmental and Climate Risks. The institution also has specific procedures for the Institution’s operation (stockholders’ equity, branch infrastructure and technology), suppliers, credit, investments and key controls. Credit Risk and Modeling, Internal Controls and Compliance areas, in turn, support and ensure the governance of the business areas’ activities. The Internal Audit acts in an independent manner, assessing risk management, controls and governance.

Governance also counts on the Social, Environmental and Climatic Risks Committee, whose main responsibility is to assess and deliberate about institutional and strategic matters, as well as to resolve on products, operations, and services, among others involving the Social, Environmental and Climatic Risks.

Climate Risk includes: (i) physical risks, arising from changes in weather patterns, such as increased rainfall and temperature and extreme weather events, and (ii) transition risks, resulting from changes in the economy as a result of climate actions, such as carbon pricing, climate regulation, market risks and reputational risks.

Considering its relevance, climate risk has become one of the main priorities for ITAÚ UNIBANCO HOLDING, which supports the Task Force on Climate-related Financial Disclosures (TCFD) and it is committed to its implementation of its recommendations. With this purpose, ITAÚ UNIBANCO HOLDING is strengthening the governance and strategy related to Climate Risk and developing tools and methodologies to assess and manage these risks.

ITAÚ UNIBANCO HOLDING measures the sensitivity of the credit portfolio to climate risks by applying the Climate Risk Sensitivity Assessment Tool, developed by Febraban. The tool combines relevance and proportionality criteria to identify the sectors and clients within the portfolio that are more sensitive to climate risks, considering physical and transition risks. The sectors with the highest probability of suffering financial impacts from climate change, following the TCFD guidelines, are: energy, transport, materials and construction, agriculture, food and forestry products.

c) Capital Management Governance

ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.

The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).

I - Composition and Capital Adequacy

The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.

The result of the last ICAAP, which comprises stress tests – which was dated December 2021 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.

In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity, Tier I Capital and Basel ratios.

	12/31/2022	12/31/2021
Available capital (amounts)
Common Equity Tier 1	147,781	130,716
Tier 1	166,868	149,912
Total capital (PR)	185,415	169,797
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,238,582	1,153,841
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.9%	11.3%
Tier 1 ratio (%)	13.5%	13.0%
Total capital ratio (%)	15.0%	14.7%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (1)	2.50%	2.00%
Countercyclical buffer requirement (%)	-	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.00%
1) For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.

At 12/31/2022 the amount of perpetual subordinated debt that makes up Tier I capital is R$ 18,336 (R$ 18,167 at 12/31/2021) and the amount of perpetual subordinated debt that makes up Tier capital II is R$ 18,431 (R$ 19,469 at 12/31/2021).

The Basel Ratio reached 15.0% at 12/31/2022, an increase of 0.3 pp compared to 12/31/2021. The mainly effects were the result of the period, partially offset by the increase of Risk-Weighted Assets and the Prudential and Equity Adjustments.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Referential Equity of R$ 86,328 (R$ 77,490 at 12/31/2021), well above the ACP of R$ 43,350 (R$ 34,615 at 12/31/2021), generously covered by available capital.

The fixed assets ratio shows the commitment percentage of adjusted Referential Equity with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted PR, established by BACEN. At 12/31/2022, fixed assets ratio reached 19.9% (16.9% at 12/31/2021), showing a surplus of R$ 55,748 (R$ 56,280 at 12/31/2021).

II - Risk-Weighted Assets (RWA)

For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:

RWA = RWACPAD + RWAMINT+ RWAOPAD

•	RWACPAD = portion related to exposures to credit risk, calculated using the standardized approach.
•	RWAMINT = portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circular No. 3,646 and No. 3,674.
•	RWAOPAD= portion related to capital required for operational risk, calculated based on the standardized approach.

	RWA
	12/31/2022	12/31/2021
Credit Risk - standardized approach	1,118,752	1,044,344
Credit risk (excluding counterparty credit risk)	1,016,137	922,824
Counterparty credit risk (CCR)	40,222	42,898
Of which: standardized approach for counterparty credit risk (SA-CCR)	25,361	27,616
Of which: other CCR	14,861	15,282
Credit valuation adjustment (CVA)	7,695	8,102
Equity investments in funds - look-through approach	8,002	5,001
Equity investments in funds - mandate-based approach	104	95
Equity investments in funds - fall-back approach	1,461	824
Securitisation exposures - standardized approach	4,408	2,195
Amounts below the thresholds for deduction	40,723	62,405
Market Risk	23,240	22,985
Of which: standardized approach (RWAMPAD)	29,050	28,731
Of which: internal models approach (RWAMINT)	23,097	14,751
Operational Risk	96,590	86,512
Total	1,238,582	1,153,841

III - Recovery Plan

In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.

IV - Stress testing

The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.

For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution 4,557.

In this process, the main potential risks to the economy are assessed based on the judgment of the bank's team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, margins and charges) used are based on exogenous shocks or through use of models validated by an independent area.

Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.

ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.

The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.

This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.

V - Leverage Ratio

The Leverage Ratio is defined as the ratio between Tier I Capital and Total Exposure, calculated according to BACEN Circular 3,748, which minimum requirement is of 3%. The ratio is intended to be a simple measure of non-risk-sensitive leverage, and so it does not take into account risk weights or risk mitigation.

d) Management Risks of insurance and private pension

I - Management Structure, roles and responsibilities

In line with good domestic and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance and pension plans products are properly monitored and reported to the appropriate bodies. The management process of insurance and pension plans risks is independent and focuses on the specific nature of each risk.

ITAÚ UNIBANCO HOLDING has committees to define the management of funds from the technical reserves for insurance and private pensions, to issue guidelines for managing these funds with the objective of achieving long term returns, and to define valuation models, risk limits and strategies on allocation of funds to specific financial assets. The members of these committees are not only executives and those directly responsible for the business management process, but also heads and coordinators of commercial and financial areas.

II - Risks of Insurance and Private Pensions

Insurance and pension plan risks arise from losses that contradict the expectations of ITAÚ UNIBANCO HOLDING linked to the operations of products sold in SUSEP supervised entities.

The underwriting risk results from the use of methodologies and/or assumptions in the pricing or provision of products, which can materialize in different ways, contrary to the expectations of the product offered: (i) Insurance results from the change in risk behavior in relation to the increase in the frequency and/or severity of claims occurred, contrary to pricing estimates; (ii) Private Pension is observed in the increase in life expectancy or in deviation from the assumptions used in the technical reserves.

Estimated actuarial assumptions are based on the past experience of ITAÚ UNIBANCO HOLDING, on market benchmarks and on the experience of the actuaries.

II.I - Effect of changes on actuarial assumptions

To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis, conducted semiannually, considers a vision impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	Impact in Income and Stockholders’ Equity (1)
Sensitivity Test	12/31/2022		12/31/2021
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	48	(7)	45	(2)
5% decrease	(49)	7	(48)	2
Risk-free Interest Rates
0.1% increase	110	7	102	10
0.1% decrease	(113)	(7)	(104)	(10)
Conversion in Income Rates
5% increase	(13)	-	(11)	-
5% decrease	15	-	11	-
Claims
5% increase	-	(50)	-	(58)
5% decrease	-	50	-	58

II.II - Risk concentration

For ITAÚ UNIBANCO HOLDING, there is no product concentration in relation to insurance premiums, reducing the risk of product concentration and distribution channels.

	01/01 to 12/31/2022			01/01 to 12/31/2021			01/01 to 12/31/2020
	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)
Individuals
Group accident insurance	976	973	99.7%	884	883	99.9%	849	847	99.8%
Individual accident	153	149	97.5%	176	175	99.4%	192	187	97.4%
Credit Life Insurance	1,412	1,412	100.0%	1,008	1,008	100.0%	624	624	100.0%
Group Life	1,422	1,422	100.0%	1,168	1,165	99.7%	956	955	99.9%

III - Market, credit and liquidity risk

III.I - Market risk

Market risk is analyzed, in relation to insurance operations, using the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01 - Delta Variation) and Concentration. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the market value of cash flows when submitted to a one basis point increase in the current interest rate or indexer rate and one percentage point in the share price and currency.

Class	12/31/2022		12/31/2021
	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	5,966	(3.19)	5,154	(3.05)
National Treasury Notes (NTN-B)	6,832	(7.01)	6,094	(6.24)
National Treasury Notes (NTN-F)	257	(0.14)	205	(0.11)
National Treasury Bills (LTN)	277	(0.05)	166	(0.01)
Corporate securities
Indexed to IGPM	-	-	7	(0.02)
Indexed to IPCA	404	(0.39)	355	(0.36)
Indexed to PRE	30	-	23	-
Indexed to PYG	76	(0.01)	30	(0.01)
Shares	630	6	947	9
Post-fixed assets	3,776	-	6,048	-
Under agreements to resell	3,500	-	1,895	-
Total	21,748		20,924

III.II - Liquidity Risk
Liquidity risk is identified by ITAÚ UNIBANCO HOLDING as the risk of lack of liquid resources available to cover its current obligations at a given moment. For insurance operations, the liquidity risk is managed continuously by monitoring payment flows against liabilities, compared to the inflows generated by its operations and financial assets portfolio.
Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

Liabilities	Assets	12/31/2022			12/31/2021
Insurance operations	Backing asset	Liabilities amounts (1)	Liability Duration (months)	Asset Duration (months)	Liabilities amounts (1)	Liability Duration (months)	Asset Duration (months)
Unearned premiums	Financial treasury bills (LFT) Repurchase agreements National treasury bills (LTN) National treasury notes (NTN-B) National treasury notes (NTN-C) National treasury notes (NTN-F) Bank deposit certificates (CDB) Financial bills (LF) Debentures	3,615	52.0	15.0	2,846	55.6	20.3
IBNR, PDR and PSL		880	44.0	22.3	869	48.6	27.0
Redemptions and Other Unsettled Amounts		23	13.1	15.2	19	17.9	20.3
Mathematical reserve for benefits to be granted and benefits granted		30	71.6	19.6	19	122.6	27.4
Financial surplus		-	-	-	1	149.5	20.3
Other provisions		135	4.8	81.5	129	7.0	90.0
Subtotal		4,683			3,883
Pension plan, VGBL and individual life operations
Related expenses		49	96.5	69.4	65	103.8	76.3
Unearned premiums		12	19.6	11.3	12	16.0	18.5
Unsettled claims		74	19.6	11.3	79	16.0	18.5
IBNR		26	19.6	11.3	27	16.0	18.5
Redemptions and Other Unsettled Amounts		394	19.6	11.3	358	16.0	18.5
Mathematical reserve for benefits granted		4,015	96.5	69.5	3,786	103.8	76.4
Mathematical reserve for benefits to be granted – PGBL/ VGBL		216,735	155.3	50.7	197,897	134.0	55.2
Mathematical reserve for benefits to be granted – traditional		8,036	214.3	82.0	7,513	195.9	79.8
Other provisions		397	214.2	82.0	665	195.9	79.8
Financial surplus		729	214.3	82.0	691	195.9	79.8
Subtotal		230,467			211,093
Total technical reserves	Total backing assets	235,150			214,976
1) Gross amounts of Credit Rights, Deposits in Guarantee and Reinsurance.

III.III - Credit Risk

III.III.I - Reinsurers

Reinsurance operations are controlled through an internal policy, in compliance with the provisions of the regulatory authority governing the reinsurers with which ITAÚ UNIBANCO HOLDING operates.

We present below a breakdown of the risks assigned by ITAÚ UNIBANCO HOLDING´s subsidiaries to reinsurance companies:

•	Insurance Operations: reinsurance premiums operations are entirely represented by: IRB Brasil Resseguros S.A. with 32% (38% at 12/31/2021), Mapfre Re do Brasil Companhia de Resseguros with 31% (36% at 12/31/2021), Austral Resseguradora S.A. with 11% (4% at 12/31/2021), Swiss Reinsurance Company with 16%, and Everest Reinsurance Company with 10% (RGA Global Reinsurance Company LTD with 22% at 12/31/2021).
•	Private Pension Operations: related to reinsurance premiums are entirely represented by Mapfre Re do Brasil Companhia de Resseguros with 60% (60% at 12/31/2021), Swiss Reinsurance Comp with 40% (RGA Global Reinsurance Company LTD with 40% at 12/31/2021).

III.III.II - Premiums Receivable

ITAÚ UNIBANCO HOLDING considers the credit risk arising from past-due premiums immaterial, since cases with coverage payment in default may be canceled, pursuant to Brazilian regulations.

III.III.III - Risk level of financial assets
The table below shows insurance financial assets, individually evaluated, classified by rating:
	12/31/2022
	Financial Assets at Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial assets at fair value through other comprehensive income	Total
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities

Low	6,560	15,171	205,665	547	227,943
Medium	-	117	25	-	142
High	-	-	11	-	11
Total	6,560	15,288	205,701	547	228,096
%	2.9%	6.7%	90.2%	0.2%	100.0%

1) Includes Derivatives in the amount of R$ 1,146.

	12/31/2021
	Financial Assets at Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial assets at fair value through other comprehensive income	Total
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities

Low	4,062	11,401	188,480	587	204,530
Medium	-	-	1	-	1
High	-	-	10	-	10
Total	4,062	11,401	188,491	587	204,541
%	2.0%	5.6%	92.1%	0.3%	100.0%
1) Includes Derivatives in the amount of R$ 2,946.